Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 65,103,000	$ 76,395,000	$ 53,538,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,388,000	21,685,000	16,772,000
Amortization of purchase accounting adjustments, net	(5,965,000)	(47,383,000)	(30,653,000)
Provision for loan losses	5,145,000	20,671,000	25,867,000
Share-based equity compensation expense	10,703,000	9,907,000	9,114,000
Gain on sale of assets	(251,000)	(42,000)	(943,000)
Gain on sale of available for sale investments	(2,277,000)	(3,739,000)	(3,422,000)
Gain on sale of OREO	(6,022,000)	(4,985,000)	(1,476,000)
Loss on abandonment of fixed assets	4,941,000	2,743,000
Loss on impaired securities			509,000
Impairment	31,813,000
Amortization of premium/discount on investments	18,953,000	21,013,000	18,233,000
Derivative (gains) losses on swaps	(209,000)	1,000	2,000
Benefit for deferred income taxes	(35,943,000)	(7,527,000)	(11,750,000)
Originations of mortgage loans held for sale	(2,116,460,000)	(2,432,367,000)	(1,659,226,000)
Proceeds from sales of mortgage loans held for sale	2,320,885,000	2,388,716,000	1,637,458,000
Gain on sale of mortgage loans held for sale, net	(65,393,000)	(70,811,000)	(43,955,000)
Tax benefit associated with share-based payment arrangements	(886,000)	(1,221,000)	(1,454,000)
(Increase) decrease in other assets	(17,534,000)	7,437,000	5,572,000
Other operating activities, net	77,792,000	7,319,000	1,572,000
Net Cash Provided by (Used in) Operating Activities	309,783,000	(12,188,000)	15,758,000
Cash Flows from Investing Activities
Proceeds from sales of securities available for sale	44,677,000	154,222,000	130,305,000
Proceeds from maturities, prepayments and calls of securities available for sale	709,977,000	880,425,000	626,004,000
Purchases of securities available for sale	(1,026,290,000)	(935,164,000)	(499,899,000)
Proceeds from maturities, prepayments and calls of securities held to maturity	55,706,000	43,535,000	120,075,000
Purchases of securities held to maturity	(5,901,000)	(57,075,000)	(22,803,000)
FDIC reimbursement of recoverable covered asset losses	68,233,000	157,694,000	139,852,000
Increase in loans receivable, net	(1,030,545,000)	(870,577,000)	(560,635,000)
Proceeds from sale of premises and equipment	8,714,000	1,274,000	3,227,000
Purchases of premises and equipment	(16,941,000)	(32,825,000)	(44,055,000)
Proceeds from disposition of real estate owned	116,612,000	109,067,000	61,713,000
Investment in new market tax credit entities	(2,213,000)	(21,368,000)	(9,425,000)
Cash received in excess of cash paid for acquisition		32,425,000	79,288,000
Other investing activities, net	(2,636,000)	10,691,000	2,085,000
Net Cash (Used in) Provided by Investing Activities	(1,080,607,000)	(527,676,000)	25,732,000
Cash Flows from Financing Activities
(Decrease) increase in deposits, net of deposits acquired	(10,689,000)	1,174,829,000	174,809,000
Net change in short-term borrowings, net of borrowings acquired	377,299,000	(102,320,000)	136,786,000
Proceeds from long-term debt	2,867,000	24,086,000	3,176,000
Repayments of long-term debt	(144,609,000)	(80,770,000)	(47,227,000)
Dividends paid to shareholders	(40,332,000)	(40,069,000)	(38,558,000)
Proceeds from sale of treasury stock for stock options exercised	8,101,000	2,813,000	6,807,000
Payments to repurchase common stock	(2,280,000)	(42,245,000)	(43,219,000)
Tax benefit associated with share-based payment arrangements	886,000	1,221,000	1,454,000
Net Cash Provided by Financing Activities	191,243,000	937,545,000	194,028,000
Net (Decrease) Increase In Cash and Cash Equivalents	(579,581,000)	397,681,000	235,518,000
Cash and Cash Equivalents at Beginning of Period	970,977,000	573,296,000	337,778,000
Cash and Cash Equivalents at End of Period	391,396,000	970,977,000	573,296,000
Supplemental Schedule of Noncash Activities
Acquisition of real estate in settlement of loans	93,040,000	99,134,000	104,855,000
Common stock issued in acquisition		39,203,000	181,140,000
Transfers of property into Other Real Estate	93,040,000	106,427,000	104,855,000
Exercise of stock options with payment in company stock		16,000
Supplemental Disclosures Cash paid for:
Interest on deposits and borrowings	47,466,000	63,984,000	84,452,000
Income taxes, net	$ 29,063,000	$ 15,957,000	$ 41,594,000